UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2032

MFS GROWTH OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Growth Opportunities Fund

MFS

INVESTMENT MANAGEMENT®

MFS Growth Opportunities Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 97.8%

Aerospace - 1.3%

United Technologies Corp.	88,700	$5,141,939

Apparel Manufacturers - 2.7%

Cintas Corp. (l)	102,700	$4,377,074

NIKE, Inc., "B"	80,990	6,892,249

		$11,269,323

Automotive - 1.4%

Harman International Industries, Inc. (l)	50,450	$5,606,509

Banks & Credit Companies - 2.2%

American Express Co.	65,070	$3,419,429

SLM Corp.	95,620	4,966,503

UBS AG	5,220	574,043

		$8,959,975

Biotechnology - 6.1%

Amgen, Inc. (l)(n)	95,520	$6,949,080

Celgene Corp. (l)(n)	93,200	4,121,304

Genzyme Corp. (n)	118,930	7,994,475

Gilead Sciences, Inc. (n)	96,950	6,032,229

		$25,097,088

Broadcast & Cable TV - 1.6%

Grupo Televisa S.A., ADR (l)	110,160	$2,192,184

Viacom, Inc., "B" (n)	58,500	2,269,800

Walt Disney Co.	73,800	2,058,282

		$6,520,266

Brokerage & Asset Managers - 1.9%

Chicago Mercantile Exchange Holdings, Inc. (l)	10,990	$4,918,025

Merrill Lynch & Co., Inc.	39,100	3,079,516

		$7,997,541

Business Services - 2.9%

Amdocs Ltd. (l)(n)	182,480	$6,580,229

First Data Corp.	69,400	3,249,308

Getty Images, Inc. (l)(n)	28,600	2,141,568

		$11,971,105

Chemicals - 0.6%

Ecolab, Inc. (l)	59,200	$2,261,440

Computer Software - 5.8%

Adobe Systems, Inc. (n)	218,800	$7,640,496

Microsoft Corp. (l)	342,050	9,307,181

Oracle Corp. (l)(n)	498,500	6,824,465

		$23,772,142

Computer Software - Systems - 3.3%

Dell, Inc. (n)	264,090	$7,859,318

Hewlett-Packard Co.	62,900	2,069,410

LG.Philips LCD Co., Ltd., ADR (l)(n)	163,300	3,706,910

		$13,635,638

Consumer Goods & Services - 1.2%

Procter & Gamble Co. (l)	82,800	$4,770,936

Electrical Equipment - 3.6%

Cooper Industries Ltd., "A"	24,300	$2,111,670

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MFS Growth Opportunities Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Electrical Equipment - continued

General Electric Co.	363,300	$12,635,574

		$14,747,244

Electronics - 8.3%

Analog Devices, Inc. (l)	54,200	$2,075,318

Intel Corp.	434,780	8,412,993

Marvell Technology Group Ltd. (n)	17,400	941,340

Samsung Electronics Co. Ltd., GDR	35,370	11,557,148

SanDisk Corp. (l)(n)	90,360	5,197,507

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)	194,880	1,960,493

Xilinx, Inc.	159,190	4,052,977

		$34,197,776

Food & Drug Stores - 1.1%

CVS Corp.	155,800	$4,653,746

Food & Non-Alcoholic Beverages - 1.4%

PepsiCo, Inc.	79,990	$4,622,622

SYSCO Corp.	41,300	1,323,665

		$5,946,287

Gaming & Lodging - 3.3%

Carnival Corp.	81,490	$3,860,181

International Game Technology	118,600	4,177,092

Las Vegas Sands Corp. (l)(n)	31,100	1,762,126

Starwood Hotels & Resorts Worldwide, Inc.	54,200	3,670,966

		$13,470,365

General Merchandise - 5.3%

Kohl's Corp. (n)	116,220	$6,160,822

Target Corp.	90,040	4,682,980

Wal-Mart Stores, Inc.	228,830	10,809,929

		$21,653,731

Health Maintenance Organizations - 1.2%

UnitedHealth Group, Inc.	86,910	$4,854,793

Insurance - 0.8%

American International Group, Inc.	48,800	$3,225,192

Internet - 1.4%

Google, Inc., "A" (l)(n)	10,760	$4,196,400

Yahoo!, Inc. (n)	42,900	1,383,954

		$5,580,354

Leisure & Toys - 1.6%

Electronic Arts, Inc. (n)	117,270	$6,417,014

Medical Equipment - 5.1%

Advanced Medical Optics, Inc. (n)	112,030	$5,225,079

C.R. Bard, Inc. (l)	29,700	2,013,957

DENTSPLY International, Inc. (l)	36,800	2,139,920

Medtronic, Inc.	136,220	6,913,165

St. Jude Medical, Inc. (n)	114,180	4,681,380

		$20,973,501

Network & Telecom - 9.6%

Cisco Systems, Inc. (n)	632,010	$13,695,657

Corning, Inc. (n)	418,100	11,251,071

Juniper Networks, Inc. (n)	53,600	1,024,832

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MFS Growth Opportunities Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Network & Telecom - continued

Nokia Corp., ADR (l)	102,190	$2,117,377

QUALCOMM, Inc.	223,920	11,332,591

		$39,421,528

Oil Services - 3.0%

Noble Corp. (l)	53,250	$4,318,575

Transocean, Inc. (n)	49,600	3,982,880

Weatherford International Ltd. (n)	90,800	4,154,100

		$12,455,555

Personal Computers & Peripherals - 3.3%

EMC Corp. (n)	791,400	$10,786,782

Network Appliance, Inc. (l)(n)	70,600	2,543,718

		$13,330,500

Pharmaceuticals - 9.0%

Eli Lilly & Co.	167,380	$9,256,114

Johnson & Johnson	120,270	7,122,389

Roche Holding AG	38,400	5,719,118

Teva Pharmaceutical Industries Ltd., ADR (l)	117,930	4,856,357

Wyeth (l)	207,770	10,081,000

		$37,034,978

Restaurants - 0.2%

Cheesecake Factory, Inc. (l)(n)	19,900	$745,255

Specialty Stores - 6.4%

Chico's FAS, Inc. (l)(n)	103,300	$4,198,112

Home Depot, Inc. (l)	157,200	6,649,560

Lowe's Cos., Inc.	36,280	2,337,883

PETsMART, Inc. (l)	122,690	3,452,497

Staples, Inc. (l)	181,200	4,624,224

Williams-Sonoma, Inc. (l)(n)	121,300	5,143,120

		$26,405,396

Trucking - 2.2%

FedEx Corp.	46,980	$5,305,921

United Parcel Service, Inc., "B" (l)	45,000	3,572,100

		$8,878,021

Total Common Stocks		$400,995,138

Collateral for Securities Loaned - 15.5%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	63,645,209	$63,645,209

Repurchase Agreements - 1.6%

Morgan Stanley, 4.81%, dated 03/31/06, due 04/03/06, total to be received $6,352,545 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)	$6,350,000	$6,350,000

Total Investments		$470,990,347

Other Assets, Less Liabilities - (14.9)%		(61,104,406)

Net Assets - 100.0%		$409,885,941

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Opportunities Fund
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$454,029,847
Gross unrealized appreciation	$27,453,564
Gross unrealized depreciation	(10,493,064)
Net unrealized appreciation (depreciation)	$16,960,500

The aggregate cost above includes prior fiscal year end tax adjustments.

4

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GROWTH OPPORTUNITIES FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 23, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006 * Print name and title of each signing officer under his or her signature.